Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Trade and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade and Other Receivables [Abstract]
Trade receivables	€ 5,289	€ 9,900
Advanced payments	157	780
Other receivables financial	929	3,364
Deferred expenses and accrued income	537	624
Other receivables non-financial	744	308
Total	€ 7,655	€ 14,975